Equity Method Investees	12 Months Ended
Dec. 31, 2013
Equity Method Investees
Equity Method Investees

2.  Equity Method Investees

As of December 31, 2013, we have investments in the following companies that are accounted for under the equity method: the Jacobs Group (50%), the Nix Group (50%), Penske Wynn Ferrari Maserati (50%), Max Cycles (50%), Innovative Media (45%), QEK Global Solutions (31%), Around-The Clock Freightliner (27%), Fleetwash, LLC (7%), and National Powersport Auctions (7%). Jacobs Group, Nix Group, and Penske Wynn Ferrari Maserati are engaged in the sale and servicing of automobiles. Max Cycles is engaged in the sale and servicing of BMW motorcycles, Innovative Media provides dealership graphics, QEK is an automotive fleet management company, Around-The Clock Freightliner is a retailer of Daimler branded medium, heavy and light-duty trucks in Texas and Oklahoma, Fleetwash provides vehicle fleet washing services, and National Powersport Auctions is an auctioneer of powersport vehicles. These investments in entities accounted for under the equity method amounted to $78.1 million and $60.4 million at December 31, 2013 and 2012, respectively.

We also have a 9.0% limited partnership interest in PTL, a leading provider of transportation services and supply chain management. Our investment in PTL, which is accounted for under the equity method, amounted to $268.8 and $242.8 million at December 31, 2013 and 2012, respectively.

The combined results of operations and financial position of our equity method investees are summarized as follows:

Condensed income statement information:

	Year Ended December 31,
	2013	2012	2011
Revenues	$6,177.0	$6,043.4	$5,970.6
Gross margin	2,043.5	1,897.3	1,802.3
Net income	304.0	284.2	255.1
Equity in net income of affiliates	30.7	27.6	25.4

Condensed balance sheet information:

	December 31,
	2013	2012
Current assets	$1,194.2	$1,129.7
Noncurrent assets	8,377.8	8,139.1
Total assets	$9,572.0	$9,268.8

Current liabilities	$888.8	$866.2
Noncurrent liabilities	6,517.5	6,475.5
Equity	2,165.7	1,927.1
Total liabilities and equity	$9,572.0	$9,268.8